UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21901

Exact name of registrant as specified in charter:	abrdn Global Dynamic Dividend Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn Global Dynamic Dividend Fund (AGD)
Semi-Annual Report
April 30, 2023
abrdn.com

Letter to Shareholders  (unaudited)

Dear Shareholder,
We present the Semi-Annual Report, which covers the activities of abrdn Global Dynamic Dividend Fund  ("AGD" or the “Fund”), for the six-month period ended April 30, 2023. The Fund’s investment objective is to seek high current dividend income more than 50% of which qualifies as “qualified dividend income eligible” for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.
Fund Reorganization
On March 13, 2023, the Fund announced that it had successfully completed the reorganizations of Delaware Enhanced Global Dividend and Income Fund ("DEX") and Delaware Investments® Dividend and Income Fund, Inc. ("DDF") into AGD after the close of regular business on March 10, 2023 ("Reorganizations"). In the Reorganizations, common shareholders of DEX and DDF received an amount of AGD common shares with a net asset value equal to the aggregate net asset value of their holdings of DEX and DDF common shares, as determined at the close of regular business on March 10, 2023. Any applicable fractional shares were paid as cash-in-lieu to the applicable holder. The Reorganizations were each structured as a tax-free transaction. Please see the Notes to Financial Statements for further information.
Total Investment Return1
For the six-month period ended April 30, 2023, the total return to shareholders of the Fund based on the net asset value (“NAV”) and market price of the Fund, respectively, compared to the Fund’s benchmark is as follows:
NAV[2,3]	14.13%
Market Price[2]	11.20%
MSCI AC World Index (Net DTR)[4]	12.68%
For more information about Fund performance, please visit the Fund on the web at www.abrdnagd.com. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.
NAV, Market Price and Premium(+)/Discount(-)
The below table represents comparison from current six-month period end to prior fiscal year end of market price to NAV and associated Premium(+) and Discount(-).

	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2023	$11.02	$9.53	-13.52%
10/31/2022	$10.05	$8.92	-11.24%
During the six-month period ended April 30, 2023, the Fund’s NAV was within a range of $9.82 to $11.31 and the Fund’s market price traded within a range of $8.48 to $10.11. During the six-month period ended April 30, 2023, the Fund’s shares traded within a range of a premium(+)/discount(-) of -8.96% to -14.85%.
Distribution Policy
Distributions to common shareholders for the six-month period ended April 30, 2023 totaled $0.39 per share. Based on the market price of $9.53 on April 30, 2023, the annualized distribution rate over the six month period ended April 30, 2023 was 8.18%. Based on the NAV of $11.02 on April 30, 2023, the annualized distribution rate was 7.14%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.
On May 9, 2023 and June 9, 2023, the Fund announced that it will pay on May 31, 2023 and June 30, 2023, respectively, a distribution of U.S. $0.065 per share to all shareholders of record as of May 19, 2023 and June 23, 2023, respectively.

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. Net asset value return data includes investment management fees, custodial charges and administrative fees (such as Trustee and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Fund’s total return is based on the reported net asset value (“NAV”) for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
{foots1}
[4]	The Morgan Stanley Capital International (MSCI) All Country (AC) World Index Net Daily Total Return (DTR) is an unmanaged index considered representative of developed and emerging market stock markets. The index is calculated net of withholding taxes to which the Fund is generally subject. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.
abrdn Global Dynamic Dividend Fund	1

Letter to Shareholders  (unaudited)  (concluded)

The Fund’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. This policy is subject to an annual review as well as regular review at the Board of Trustees of the Fund’s (the “Board”) quarterly meetings, unless market conditions require an earlier evaluation.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned to the Fund’s transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund’s transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund’s transfer agent.
Open Market Repurchase Program
The Fund’s Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Fund reports repurchase activity on the Fund's website on a monthly basis. For the  six-month period ended April 30, 2023, the Fund did not repurchase any shares through the Program.
On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund’s website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.
Portfolio Holdings Disclosure
The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund’s semi-annual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Fund makes the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at http://www.sec.gov.
Investor Relations Information
As part of abrdn’s commitment to shareholders, we invite you to visit the Fund on the web at www.abrdnagd.com. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.
Enroll in abrdn’s email services and be among the first to receive the latest closed-end fund news, announcements, videos, and other information. In addition, you can receive electronic versions of important Fund documents, including annual reports, semi-annual reports, prospectuses and proxy statements. Sign up today at https://www.abrdn.com/en-us/cefinvestorcenter/contact-us/preferences
Contact Us:
•	Visit: https://www.abrdn.com/en-us/cefinvestorcenter
•	Email: Investor.Relations@abrdn.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).
Yours sincerely,

Christian Pittard
President

{foots1}
All amounts are U.S. Dollars unless otherwise stated.
2	abrdn Global Dynamic Dividend Fund

Total Investment Return  (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark  for the six-month, 1-year, 3-year, 5-year and 10-year periods ended April 30, 2023.
	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	14.13%	4.16%	13.05%	6.99%	8.45%
Market Price	11.20%	1.78%	13.40%	5.78%	8.00%
MSCI AC World Index (Net DTR)	12.68%	2.06%	12.04%	7.03%	7.91%
Performance of a $10,000 Investment (as of April 30, 2023)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
abrdn Investments Limited (the "Adviser")  assumed responsibility for the management of the Fund as investment adviser on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
Effective May 4, 2018, the Adviser entered into a written contract with the Fund to waive fees or limit expenses. This contract may not be terminated before June 30, 2024. Absent such waivers and/or reimbursements, the Fund's returns would be lower. Additionally, abrdn Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2023. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.abrdnagd.com or by calling 800-522-5465.
The annualized net operating expense ratio, excluding fee waivers based on the six-month period ended April 30, 2023 was 1.31%. The annualized net operating expense ratio net of fee waivers based on the six-month period ended April 30, 2023 was 1.17%. The annualized net operating expenses, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2023, was 1.16%.
abrdn Global Dynamic Dividend Fund	3

Portfolio Summary   (as a percentage of net assets) (unaudited)
As of April 30, 2023

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector representing more than 25% of net assets.
Sectors
Information Technology	16.4%
Financials	16.2%
Health Care	12.0%
Industrials	11.7%
Consumer Discretionary	8.7%
Consumer Staples	8.6%
Utilities	6.9%
Energy	6.1%
Materials	4.4%
Communication Services	4.2%
Real Estate	3.5%
Short-Term Investment	0.6%
Assets in Excess of Other Liabilities	0.7%
100.0%
 The following chart summarizes the composition of the Fund’s portfolio by geographic classification.
Countries
United States	54.6%
France	7.9%
United Kingdom	7.5%
Netherlands	4.6%
China	2.7%
Brazil	2.6%
Canada	2.3%
Spain	2.1%
Other, less than 2% each	14.4%
Short-Term Investment	0.6%
Assets in Excess of Other Liabilities	0.7%
100.0%
The following were the Fund’s top ten holdings as of April 30, 2023:
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Engie SA	1.9%
TotalEnergies SE, ADR	1.5%
BE Semiconductor Industries NV	1.4%
Broadcom, Inc.	1.4%
Alphabet, Inc.	1.4%
Mondelez International, Inc.	1.4%
RWE AG	1.4%
Coca-Cola Co. (The)	1.4%

4	abrdn Global Dynamic Dividend Fund

Portfolio of Investments (unaudited)
As of April 30, 2023

Shares or Principal Amount		Value
COMMON STOCKS—97.1%
AUSTRALIA—0.6%
Materials—0.6%
BHP Group Ltd., ADR	29,745	$ 1,756,145
BRAZIL—2.6%
Energy—0.8%
Petroleo Brasileiro SA	250,698	2,379,124
Industrials—1.2%
CCR SA	1,200,700	3,266,671
Materials—0.6%
Vale SA, ADR	113,981	1,642,466
Total Brazil		7,288,261
CANADA—2.3%
Energy—1.3%
Enbridge, Inc.(a)	89,200	3,546,592
Materials—1.0%
Barrick Gold Corp.(a)	142,000	2,703,680
Total Canada		6,250,272
CHINA—2.7%
Communication Services—0.9%
Tencent Holdings Ltd.	56,700	2,518,393
Financials—1.1%
Ping An Insurance Group Co. of China Ltd., H Shares	435,700	3,178,658
Real Estate—0.7%
China Vanke Co. Ltd., H Shares	1,165,300	1,821,707
Total China		7,518,758
DENMARK—1.9%
Financials—1.0%
Tryg A/S	112,500	2,658,709
Industrials—0.9%
AP Moller - Maersk AS, Class B	1,370	2,476,346
Total Denmark		5,135,055
FINLAND—1.7%
Financials—1.1%
Nordea Bank Abp	259,500	2,882,854
Information Technology—0.6%
Nokia OYJ	416,406	1,761,877
Total Finland		4,644,731
FRANCE—7.9%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	3,200	3,078,019
Consumer Staples—1.2%
Danone SA	49,000	3,242,999
Energy—1.5%
TotalEnergies SE, ADR(a)	63,200	4,040,376
Industrials—2.2%
Alstom SA	94,000	2,362,649
Bouygues SA	37,200	1,360,891
Teleperformance	11,800	2,358,296
		6,081,836
Shares or Principal Amount		Value

Utilities—1.9%
Engie SA	322,300	$ 5,158,182
Total France		21,601,412
GERMANY—1.4%
Utilities—1.4%
RWE AG(b)	81,900	3,839,983
HONG KONG—0.7%
Financials—0.7%
Hong Kong Exchanges & Clearing Ltd.	44,200	1,835,047
ISRAEL—1.0%
Industrials—1.0%
ZIM Integrated Shipping Services Ltd.	154,100	2,630,487
JAPAN—1.9%
Financials—1.0%
Mitsubishi UFJ Financial Group, Inc.	451,600	2,826,805
Real Estate—0.9%
GLP J-REIT	2,000	2,285,150
Total Japan		5,111,955
NETHERLANDS—4.6%
Consumer Staples—1.1%
Heineken NV	26,500	3,042,867
Financials—1.0%
ING Groep NV, Series N	209,500	2,598,279
Information Technology—2.5%
ASML Holding NV	4,600	2,919,217
BE Semiconductor Industries NV	44,500	4,005,607
		6,924,824
Total Netherlands		12,565,970
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	224,700	2,803,838
SINGAPORE—1.0%
Financials—1.0%
Oversea-Chinese Banking Corp. Ltd.	290,000	2,743,656
SPAIN—2.1%
Consumer Discretionary—0.9%
Amadeus IT Group SA(b)	36,660	2,576,648
Industrials—1.2%
Ferrovial SA	103,000	3,229,401
Total Spain		5,806,049
SWEDEN—0.5%
Industrials—0.5%
Atlas Copco AB, A Shares	105,900	1,531,751
SWITZERLAND—0.5%
Financials—0.5%
Swiss Life Holding AG(b)	2,050	1,345,796
TAIWAN—1.0%
Information Technology—1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	170,200	2,787,126
UNITED KINGDOM—7.5%
Communication Services—0.9%
Vodafone Group PLC, ADR(a)	208,700	2,493,965

abrdn Global Dynamic Dividend Fund	5

Portfolio of Investments (unaudited)  (continued)
As of April 30, 2023

Shares or Principal Amount		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Consumer Discretionary—1.3%
Dowlais Group PLC(b)	433,033	$ 721,628
Taylor Wimpey PLC	1,757,912	2,837,035
		3,558,663
Energy—1.1%
Capricorn Energy PLC(b)	1,089,000	3,002,711
Financials—0.8%
Allfunds Group PLC(b)	177,100	1,174,886
Legal & General Group PLC	286,635	845,723
		2,020,609
Health Care—2.6%
AstraZeneca PLC, ADR(a)	49,900	3,653,678
Dechra Pharmaceuticals PLC	76,034	3,569,116
		7,222,794
Industrials—0.8%
Melrose Industries PLC	433,033	2,230,593
Total United Kingdom		20,529,335
UNITED STATES—54.2%
Communication Services—1.4%
Alphabet, Inc., Class C(a)(b)	36,000	3,895,920
Consumer Discretionary—5.4%
Aptiv PLC(a)(b)	22,600	2,324,636
Genuine Parts Co.(a)	18,600	3,130,566
Las Vegas Sands Corp.(b)	35,400	2,260,290
Lowe's Cos., Inc.(a)	16,100	3,346,063
TJX Cos., Inc. (The)(a)	46,100	3,633,602
		14,695,157
Consumer Staples—6.1%
Coca-Cola Co. (The)(a)	58,700	3,765,605
Kraft Heinz Co. (The)	74,100	2,909,907
Mondelez International, Inc., Class A(a)	50,300	3,859,016
Nestle SA	22,810	2,926,285
Target Corp.(a)	21,700	3,423,175
		16,883,988
Energy—1.4%
New Fortress Energy, Inc.	17,300	524,017
Williams Cos., Inc. (The)(a)	107,885	3,264,600
		3,788,617
Financials—7.9%
Bank of America Corp.(a)	86,500	2,532,720
Blackstone, Inc., Class A	26,154	2,336,337
CME Group, Inc.	13,300	2,470,741
Fidelity National Information Services, Inc.	43,339	2,544,866
Goldman Sachs Group, Inc. (The)	9,500	3,262,680
Huntington Bancshares, Inc.	235,700	2,639,840
Intercontinental Exchange, Inc.(a)	26,800	2,919,324
JPMorgan Chase & Co.	20,900	2,889,216
		21,595,724
Health Care—9.4%
AbbVie, Inc.(a)	24,212	3,658,918
Baxter International, Inc.	49,700	2,369,696
Bristol-Myers Squibb Co.(a)	42,408	2,831,582
CVS Health Corp.	33,100	2,426,561
Eli Lilly & Co.(a)	6,600	2,612,676
Shares or Principal Amount		Value

Medtronic PLC(a)	29,000	$ 2,637,550
Merck & Co., Inc.	20,185	2,330,762
Roche Holding AG	2,710	848,610
Sanofi	30,900	3,330,040
UnitedHealth Group, Inc.(a)	5,592	2,751,767
		25,798,162
Industrials—3.9%
FedEx Corp.(a)	13,500	3,075,030
Norfolk Southern Corp.	10,500	2,131,815
Schneider Electric SE	20,000	3,487,836
Stanley Black & Decker, Inc.	22,800	1,968,552
		10,663,233
Information Technology—11.1%
Amdocs Ltd.	36,500	3,330,625
Analog Devices, Inc.	18,100	3,255,828
Apple, Inc.(a)	54,000	9,162,720
Broadcom, Inc.(a)	6,226	3,900,589
Cisco Systems, Inc.	63,600	3,005,100
Microsoft Corp.(a)	25,626	7,873,845
		30,528,707
Materials—2.1%
Air Products & Chemicals, Inc.	7,900	2,325,444
Linde PLC	9,200	3,380,344
		5,705,788
Real Estate—1.9%
American Tower Corp., REIT	11,500	2,350,485
Gaming and Leisure Properties, Inc., REIT(a)	53,991	2,807,532
		5,158,017
Utilities—3.6%
Clearway Energy, Inc., Class A	75,900	2,199,582
CMS Energy Corp.(a)	38,800	2,415,688
FirstEnergy Corp.	59,600	2,372,080
NextEra Energy, Inc.(a)	37,100	2,842,973
		9,830,323
Total United States		148,543,636
Total Common Stocks		266,269,263
CORPORATE BONDS—0.2%
UNITED STATES—0.2%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, Class B, 3 mo. LIBOR + 0.95%, 0.00%, 01/15/2087(c)(d)(e)	$500,000	500
Food Products—0.2%
Chefs' Warehouse, Inc. (The), 1.88%, 12/01/2024	488,000	504,592
Total United States		505,092
Total Corporate Bonds		505,092
PREFERRED STOCKS—1.4%
SOUTH KOREA—1.2%
Information Technology—1.2%
Samsung Electronics Co. Ltd.	75,400	3,152,088
UNITED STATES—0.2%
Financials—0.1%
2020 Mandatory Exchangeable Trust(c)	178	143,251
AMG Capital Trust II	1,374	68,768
		212,019

6	abrdn Global Dynamic Dividend Fund

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2023

Shares or Principal Amount		Value
PREFERRED STOCKS (continued)
UNITED STATES (continued)
Materials—0.1%
Lyondellbasell Advanced Polymers, Inc.	494	$ 417,430
Total United States		629,449
Total Preferred Stocks		3,781,537
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.76%(f)	1,616,481	1,616,481
Total Short-Term Investment		1,616,481
Total Investments (Cost $243,373,939)(g)—99.3%		272,172,373
Other Assets in Excess of Liabilities—0.7%		1,898,171
Net Assets—100.0%		$274,070,544

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Variable or Floating Rate security. Rate disclosed is as of April 30, 2023.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2023.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At April 30, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/19/2023	Citibank N.A.	USD	21,408,146	EUR	19,400,000	$21,469,051	$(60,905)

See Notes to Financial Statements.
abrdn Global Dynamic Dividend Fund	7

Statement of Assets and Liabilities  (unaudited)
As of April 30, 2023

Assets
Investments, at value (cost $241,757,458)	$270,555,892
Short-term investments, at value (cost $1,616,481)	1,616,481
Foreign currency, at value (cost $614,338)	614,471
Cash	489
Receivable for investments sold	7,413,975
Interest and dividends receivable	2,557,718
Tax reclaim receivable	1,080,578
Prepaid expenses	15,083
Other assets	65,446
Total assets	283,920,133
Liabilities
Payable for investments purchased	7,079,248
Line of credit payable (Note 7)	2,002,948
Investment management fees payable (Note 3)	208,223
Unrealized depreciation on forward foreign currency exchange contracts	60,905
Investor relations fees payable (Note 3)	28,692
Administration fees payable (Note 3)	17,878
Interest expense on line of credit	2,100
Other accrued expenses	449,595
Total liabilities	9,849,589

Net Assets	$274,070,544
Composition of Net Assets
Paid-in capital in excess of par	$262,324,994
Distributable earnings	11,745,550
Net Assets	$274,070,544
Net asset value per share based on 24,865,081 shares issued and outstanding	$11.02

See Notes to Financial Statements.
8	abrdn Global Dynamic Dividend Fund

Statement of Operations  (unaudited)
For the Six-Months Ended April 30, 2023

Net Investment Income
Investment Income:
Dividends (net of foreign withholding taxes of $1,235,706)	$8,635,650
Interest and other income	91,883
Total investment income	8,727,533
Expenses:
Investment management fee (Note 3)	857,541
Administration fee (Note 3)	68,603
Investor relations fees and expenses (Note 3)	36,781
Reports to shareholders and proxy solicitation	32,185
Trustees' fees and expenses	24,088
Independent auditors’ fees and expenses	22,172
Custodian’s fees and expenses	19,928
Legal fees and expenses	12,487
Transfer agent’s fees and expenses	8,162
Miscellaneous	32,680
Total operating expenses, excluding interest expense	1,114,627
Interest expense (Note 7)	6,620
Total operating expenses before reimbursed/waived expenses	1,121,247
Expenses waived (Note 3)	(119,879)
Net expenses	1,001,368

Net Investment Income/(Loss)	7,726,165
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investment transactions	(1,038,079)
Forward foreign currency exchange contracts	(728,777)
Foreign currency transactions	(111,528)
(1,878,384)
Net change in unrealized appreciation/(depreciation) on:
Investments	19,252,708
Forward foreign currency exchange contracts	(21,501)
Foreign currency translation	30,443
19,261,650
Net realized and unrealized gain from investments, forward foreign currency exchange contracts and foreign currencies	17,383,266
Change in Net Assets Resulting from Operations	$25,109,431

See Notes to Financial Statements.
abrdn Global Dynamic Dividend Fund	9

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$7,726,165	$8,590,195
Net realized loss from investments, forward foreign currency exchange contracts and foreign currency transactions	(1,878,384)	(1,672,175)
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts and foreign currency translation	19,261,650	(33,562,796)
Net increase/(decrease) in net assets resulting from operations	25,109,431	(26,644,776)
Distributions to Shareholders From:
Distributable earnings	(6,495,352)	(9,164,069)
Return of capital	–	(624,605)
Net decrease in net assets from distributions	(6,495,352)	(9,788,674)
Proceeds from shares issued from the reorganization resulting in the addition of 12,315,499 and 0 shares of common stock, respectively (Note 11)	129,362,047	–
Change in net assets	147,976,126	(36,433,450)
Net Assets:
Beginning of period	126,094,418	162,527,868
End of period	$274,070,544	$126,094,418
Amounts listed as “–” are $0 or round to $0.
See Notes to Financial Statements.
10	abrdn Global Dynamic Dividend Fund

Financial Highlights

	For the Six-Months Ended April 30,	For the Fiscal Years Ended October 31,
	2023 (unaudited)	2022	2021	2020	2019	2018
PER SHARE OPERATING PERFORMANCE(a):
Net asset value per common share, beginning of period	$10.05	$12.95	$10.16	$11.14	$10.80	$11.43
Net investment income	0.48	0.68	0.82	0.70	0.76	0.61
Net realized and unrealized gains/(losses) on investments, forward foreign currency exchange contracts and foreign currency transactions	0.88	(2.80)	2.75	(0.90)	0.36	(0.46)
Total from investment operations applicable to common shareholders	1.36	(2.12)	3.57	(0.20)	1.12	0.15
Distributions to common shareholders from:
Net investment income	(0.39)	(0.73)	(0.78)	(0.76)	(0.78)	(0.77)
Return of capital	–	(0.05)	–	(0.02)	–	(0.01)
Total distributions	(0.39)	(0.78)	(0.78)	(0.78)	(0.78)	(0.78)
Net asset value per common share, end of period	$11.02	$10.05	$12.95	$10.16	$11.14	$10.80
Market price, end of period	$9.53	$8.92	$12.01	$8.58	$9.78	$9.25
Total Investment Return Based on(b):
Market price	11.20%	(19.88%)	49.84%	(4.43%)	14.71%	(6.37%)
Net asset value	14.13%	(16.28%)	36.44%	(0.65%)	11.91%	1.76%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$274,071	$126,094	$162,528	$127,512	$139,776	$135,582
Average net assets applicable to common shareholders (000 omitted)	$172,929	$146,601	$157,694	$132,667	$134,835	$146,106
Net operating expenses, net of fee waivers	1.17%(c)	1.18%	1.18%	1.18%	1.21%	1.19%
Net operating expenses, excluding fee waivers	1.31%(c)	1.37%	1.31%	1.36%	1.34%	1.27%
Net operating expenses, net of fee waivers and excluding interest expense	1.16%(c)	1.16%	1.17%	1.17%	1.16%	1.16%
Net Investment income	9.01%(c)	5.86%	6.56%	6.59%	7.06%	5.20%
Portfolio turnover	104%(d)	81%	71%	105%	119%	80%
Line of credit payable outstanding (000 omitted)	$2,003	$–	$311	$–	$211	$–
Asset coverage ratio on revolving credit facility at period end(e)	13,783%	–	52,338%	–	66,335%	– See Notes to Financial Statements.
abrdn Global Dynamic Dividend Fund	11

Financial Highlights  (concluded)

	For the Six-Months Ended April 30,	For the Fiscal Years Ended October 31,
	2023 (unaudited)	2022	2021	2020	2019	2018
Asset coverage per $1,000 on line of credit payable at period end	$137,834	$–	$523,384	$–	$663,350	$–

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(c)	Annualized.
(d)	Not annualized.
(e)	Asset coverage ratio is calculated by dividing net assets plus the amount of any borrowings, for investment purposes by the amount of the Line of Credit.
Amounts listed as “–” are $0 or round to $0.
See Notes to Financial Statements.
12	abrdn Global Dynamic Dividend Fund

Notes to  Financial Statements (unaudited)
April 30, 2023

1.  Organization
abrdn Global Dynamic Dividend Fund ("AGD" or the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and commenced operations on July 26, 2006. The Fund’s primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value.
On March 10, 2023, the Fund acquired the assets and assumed the liabilities of Delaware Enhanced Global Dividend and Income Fund ("DEX") and Delaware Investments® Dividend and Income Fund, Inc. ("DDF") pursuant to plans of reorganization approved by the Board on August 11, 2022 ("Reorganizations"). In the Reorganizations, common shareholders of DEX and DDF received an amount of AGD common shares with a net asset value equal to the aggregate net asset value of their holdings of DEX and DDF common shares, as determined at the close of regular business on March 10, 2023. Any applicable fractional shares were paid as cash-in-lieu to the applicable holder. The Reorganizations were each structured as a tax-free transaction. The Fund is considered the tax survivor and accounting survivor of the Reorganizations.
The following is a summary of the net asset value (“NAV”) per share issued as of March 10, 2023.
Acquired Fund	AGD NAV per Share ($) 3/10/2023	Conversion Ratio	Shares Issued
Delaware Enhanced Global Dividend and Income Fund (“DEX”)	10.5040	0.835659	6,212,854
Delaware Investments® Dividend and Income Fund, Inc. (“DDF”)	10.5040	0.801802	6,102,645
2.  Summary of Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are

abrdn Global Dynamic Dividend Fund	13

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14	abrdn Global Dynamic Dividend Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets
Investments in Securities
Common Stocks	$169,788,388	$96,480,875	$–	$266,269,263
Corporate Bonds	–	504,592	500*	505,092
Preferred Stocks	629,449	3,152,088	–	3,781,537
Short-Term Investment	1,616,481	–	–	1,616,481
Total Investments	$172,034,318	$100,137,555	$500	$272,172,373
Total Assets	$172,034,318	$100,137,555	$500	$272,172,373
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(60,905)	$–	$(60,905)
Total Liabilities	$–	$(60,905)	$–	$(60,905)
Amounts listed as “–” are $0 or round to $0.
*	Security purchased as part of the Reorganization.
For the six-month period ended April 30, 2023, there were no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of the six-month period in relation to net assets were not significant (0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented. The valuation technique used at April 30, 2023 was a broker quote.
b.  Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of

abrdn Global Dynamic Dividend Fund	15

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
d.  Derivative Financial Instruments:
The Fund is authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates.
During the six-month period ended April 30, 2023, the Fund used forward contracts to hedge its currency exposure. While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

16	abrdn Global Dynamic Dividend Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

Summary of Derivative Instruments:
The Fund may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total

Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$60,905	$–	$–	$–	$–	$60,905
Total	$–	$60,905	$–	$–	$–	$–	$60,905
Amounts listed as “–” are $0 or round to $0.
The Fund has transactions that may be subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities as of April 30, 2023 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(2)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(2)
Description	Assets				Liabilities
Foreign Currency Exchange Contracts(3)
Citibank N.A.	$–	$–	$–	$–	$60,905	$–	$–	$60,905
Amounts listed as “–” are $0 or round to $0.
(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.
(3)	Includes financial instrument which are not subject to a master netting arrangement across funds, or another similar arrangement.
abrdn Global Dynamic Dividend Fund	17

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total

Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on:
Forward Currency Contracts	$–	$(728,777)	$–	$–	$–	$(728,777)
Total	$–	$(728,777)	$–	$–	$–	$(728,777)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of:
Forward Currency Contracts	$–	$(21,501)	$–	$–	$–	$(21,501)
Total	$–	$(21,501)	$–	$–	$–	$(21,501)
Amounts listed as “–” are $0 or round to $0.
Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2023. The table below summarizes the weighted average values of derivatives holdings for the Fund during the six-month period ended April 30, 2023.
Derivative	Average Notional Value
Foreign Currency Contracts Sold	$12,807,336
The Fund values derivatives at fair value, as described in the Statement of Operations. Accordingly, the Fund does not follow hedge accounting even for derivatives employed as economic hedges.
e.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and foreign currency transactions are calculated on the identified cost basis.
Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities.
f.  Distributions:
The Fund intends to make regular monthly distributions of net investment income to holders of common shares. The Fund expects to pay its common shareholders annually all or substantially all of its investment company taxable income. In addition, at least annually, the Fund intends to distribute all or substantially all of its net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.
g.  Federal Income Taxes:
The Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal

18	abrdn Global Dynamic Dividend Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

years up to the most recent fiscal year ended October 31, 2022 are subject to such review.
h.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.
In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued, if any, is reported on the Statement of Assets and Liabilities.
3.  Agreements and Transactions with Affiliates
a.  Investment Adviser:
abrdn Investments Limited serves as the Fund’s investment adviser pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Fund. The Adviser is a wholly-owned indirect subsidiary of abrdn plc. In rendering advisory services, the Adviser may use the resources of investment advisor subsidiaries of abrdn plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Adviser.
As compensation for its services to the Fund, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.
For the six-month period ended April 30, 2023, the Fund paid the Adviser $857,541.
Effective May 4, 2018, the Adviser entered into a written contract (the “Expense Limitation Agreement”) with the Fund that is effective through June 30, 2024. The Expense Limitation Agreement limits the total ordinary operating expenses of the Fund (excluding any leverage costs, interest, taxes, brokerage commissions, and any non-routine expenses) from exceeding 1.16% of the average daily net assets of the Fund on an annualized basis. The total amount of the waiver for the six-month period ended April 30, 2023 pursuant to the Expense Limitation Agreement was $119,879.
The Adviser may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.
As of April 30, 2023, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to the Adviser from the Fund, based on expenses reimbursed by the Adviser, including adjustments described above, would be:
Amount Fiscal Year 2020 (Expires 10/31/23)	$228,190
Amount Fiscal Year 2021 (Expires 10/31/24)	$209,854
Amount Fiscal Year 2022 (Expires 10/31/25)	$281,603
Amount Fiscal Year 2023 (Expires 10/31/26)	$119,879
Total*	$839,526

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.  Fund Administrator:
abrdn Inc., an affiliate of the Adviser, is the Fund’s Administrator. Pursuant to the Administration Agreement, abrdn Inc. receives a fee paid by the Fund, at an annual fee rate of 0.08% of the Fund’s average daily net assets. State Street Bank and Trust Company serves as the Fund's Sub-Administrator. For the six-month period ended April 30, 2023, abrdn Inc. earned $68,603 from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. provides and/or engages third parties to provide investor relations services to the Fund and certain other funds advised by the Adviser or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the “Fund’s Portion”). However, Investor Relations Services fees are limited by abrdn Inc. so that the Fund will only pay up to an annual rate of 0.05% of the Fund’s average weekly net assets. Any difference between the capped rate of

abrdn Global Dynamic Dividend Fund	19

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

0.05% of the Fund’s average weekly net assets and the Fund’s Portion is paid for by abrdn Inc.
Pursuant to the terms of the Investor Relations Services Agreement, abrdn Inc. (or third parties engaged by abrdn Inc.), among other things, provides objective and timely information to shareholders based on publicly available information; provides information efficiently through the use of technology while offering shareholders immediate access to knowledgeable investor relations representatives; develops and maintains effective communications with investment professionals from a wide variety of firms; creates and maintains investor relations communication materials such as fund manager interviews, films and webcasts, publishes white papers, magazine articles and other relevant materials discussing the Fund’s investment results, portfolio positioning and outlook; develops and maintains effective communications with large institutional shareholders; responds to specific shareholder questions; and reports activities and results to the Board and management detailing insight into general shareholder sentiment.
During the six-month period ended April 30, 2023, the Fund incurred investor relations fees of approximately $36,781. For the six-month period ended April 30, 2023, abrdn Inc. did not contribute to the investor relations fees for the Fund because the Fund's contribution was below 0.05% of the Fund's average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2023, were $184,293,506 and $177,836,860, respectively.
5.  Capital
As of April 30, 2023, there were 24,865,081 shares of common stock issued and outstanding.
6.  Open Market Repurchase Policy
The Fund’s Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s Adviser. Such purchases may be made opportunistically at certain discounts to net asset value per share in the reasonable judgment of management based on historical discount levels and current market conditions.
On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund’s website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10%
of its outstanding shares of common stock in the open market during any 12 month period.
For the six-month period ended April 30, 2023, the Fund did not repurchase any shares through this program.
7.  Line of Credit
On December 1, 2010, the Fund entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”), which allows the Fund to borrow on an uncommitted and secured basis. On December 14, 2021, the Board approved an amendment to its Prime Brokerage Agreement with BNP Paribas Prime Brokerage International to adjust the charged interest on amounts borrowed at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. The previous terms of the lending agreement indicate the rate to be LIBOR plus 0.85% per annum on amounts borrowed. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility. The Fund is permitted to borrow up to the maximum allowable amount under the 1940 Act, as amended, of the total assets for extraordinary or emergency purposes, which is generally 33.33% of total assets, but may exceed that under certain market conditions. Additionally, the Fund is permitted to borrow up to 10% of the total assets for investment purposes. On April 30, 2023, the amount available for investment purposes was $28,392,201. Either BNPP PB or the Fund may terminate this agreement upon delivery of written notice. During the fiscal year ended April 30, 2023, the average borrowing by the Fund was $1,330,299 with an average interest rate on borrowings of 5.60%. During the six-month period ended April 30, 2023, the maximum borrowing by the Fund was $3,940,089. Interest expense related to the line of credit for the six-month period ended April 30, 2023, was $6,620. As of April 30, 2023, the outstanding balance on the loan was $2,002,948.
8.  Portfolio Investment Risks
a.  Dividend Strategy Risk:
There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold

20	abrdn Global Dynamic Dividend Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

securities for short periods of time related to the dividend payment periods and may experience loss during these periods.
b.  Emerging Markets Risk:
The Fund is subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.
e.  Foreign Securities Risk:
Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
f.  Issuer Risk:
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
g.  Leverage Risk:
The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.
h.  Management Risk:
The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser, and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
i.  Market Events Risk:
Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.
One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of the Fund’s investments.
Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.
The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries or sectors experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to the UK’s departure from the EU (“Brexit”) could negatively affect the value and liquidity of the Fund’s investments, increase taxes and costs of business and cause

abrdn Global Dynamic Dividend Fund	21

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund’s business, results of operations and financial condition.
j.  Mid-Cap Securities Risk:
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
k.  Non-U.S. Taxation Risk:
Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
l.  Portfolio Turnover Risk:
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.
m.  Qualified Dividend Income Tax Risk:
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
n.  Sector Risk:
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
o.  Small-Cap Securities Risk:
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
p.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
9.  Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

22	abrdn Global Dynamic Dividend Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2023

10.  Tax Information
The U.S. federal income tax basis of the Fund’s investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2023, were as follows:
Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$245,341,147	$44,567,734	$(17,736,508)	$26,831,226
11.  Fund Reorganization
Effective March 10, 2023, the Fund acquired all of the assets and assumed all of the liabilities of the Delaware Enhanced Global Dividend and Income Fund and Delaware Investments® Dividend and Income Fund, Inc. (the “Acquired Funds”) pursuant to plans of reorganization approved by the Board of Directors on August 11, 2022.
The acquisition was accomplished by a tax-free exchange as follows:
15,045,838 shares of the Acquired Funds, fair valued at $129,362,047 (breakout by Acquired Fund is listed below) for 12,315,499 shares of the Fund.
The investment portfolio and cash of the Acquired Funds, with a fair value of $128,538,930 and identified cost of $128,260,156 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the investment portfolio and cash of the Fund was $134,563,276.
Assuming that the reorganizations had been completed on November 1, 2022, the Fund’s pro forma results of operations for the six months ended April 30, 2023 are as follows:

Net investment income	$8,181,859
Net realized and unrealized loss from investments	25,618,672
Net decrease in net assets from operations	33,800,531
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since March 10, 2023.
The chart below shows a summary of net assets and shares outstanding, before and after the reorganizations.

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
Before Reorganization
Delaware Enhanced Global Dividend and Income Fund	7,434,680	$65,259,860	$8.78	($2,610,551)	($17,659,389)
Delaware Investments® Dividend and Income Fund, Inc.	7,611,158	64,102,187	8.42	2,889,325	48,264,144
abrdn Global Dynamic Dividend Fund	12,549,582	131,820,591	10.50	15,599,066	(22,032,091)
Total		$261,182,638		$15,877,840	$8,572,664

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
After Reorganization
abrdn Global Dynamic Dividend Fund	24,865,081	$261,182,638	$10.50	$15,877,840	$8,572,664
12.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2023, other than as noted below.
On May 9, 2023 and June 9, 2023, the Fund announced that it will pay on May 31, 2023 and June 30, 2023, respectively, a distribution of U.S.

abrdn Global Dynamic Dividend Fund	23

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2023

$0.065 per share to all shareholders of record as of May 19, 2023 and June 23, 2023, respectively.
Effective June 13, 2023, the Board of Trustees appointed Todd Reit to serve as a Class II Trustee.

24	abrdn Global Dynamic Dividend Fund

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Fund intends to distribute to shareholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), shareholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the shareholders in administering the Plan. If the Trustees of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the NYSE, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund’s common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

abrdn Global Dynamic Dividend Fund	25

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

26	abrdn Global Dynamic Dividend Fund

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Corporate Information

Trustees
P. Gerald Malone, Chair
Stephen Bird
Nancy Yao Maasbach
Todd Reit
John Sievwright
Investment Adviser
abrdn Investments Limited
10 Queen's Terrace
Aberdeen, AB10 1XL
Scotland, United Kingdom
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@abrdn.com

The Financial Statements as of April 30, 2023, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Global Dynamic Dividend Fund are traded on the NYSE  under the symbol “AGD”. Information about the Fund’s net asset value and market price is available at www.abrdnagd.com.
This report, including the financial information herein, is transmitted to the shareholders of abrdn Global Dynamic Dividend Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

AGD-SEMI-ANNUAL

(b) Not applicable.

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant during the period covered by the report.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2023, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Global Dynamic Dividend Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of abrdn Global Dynamic Dividend Fund

Date: July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of abrdn Global Dynamic Dividend Fund

Date: July 10, 2023

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of abrdn Global Dynamic Dividend Fund

Date: July 10, 2023